PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balance	$ 15,115	$ 9,939
Changes in estimates related to closure costs capitalized in mineral property, plant & equipment	18,206	13,803
Payments and releases of provisions during the year	(17,268)	(8,591)
Impact of foreign exchange rates	81	(36)
Total provisions	$ 16,134	15,115
Current provision for decommissioning, restoration and rehabilitation costs		$ 2,700